Capital Stock (Details Narrative)	1 Months Ended				6 Months Ended
	Apr. 30, 2021 USD ($) shares	Aug. 26, 2019 USD ($)	Oct. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 $ / shares shares	May 31, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Apr. 30, 2021 $ / shares	Nov. 30, 2020 shares
Common shares, issued					33,092,665	33,092,665		23,678,105
Common shares, outstanding					33,092,665	33,092,665		23,678,105
Private placement offering of an aggregate of common shares	9,414,560
Share issued, price per share | $ / shares							$ 0.41
Private placement offering of an aggregate of common value | $	$ 3,069,448
Prefunded units, issued			16,563,335
Proceeds from issuance or sale of equity | $			$ 14,344,906
Common stock value, issued | $			1,808,952
Stock issuance costs | $	$ 38,220		$ 2,738,710
Issued common shares			2,775,231
Warrants to purchase				44,166
Common stock | $					$ 49,175,630	$ 49,175,630
Issuance cost | $		$ 15,800
Officers and Directors
Common shares, issued					578,131	578,131
Common shares, outstanding					578,131	578,131
Issued common shares				883,333
Noncontrolling interest, ownership percentage by noncontrolling owners					1.70%	1.70%
Common stock price | $ / shares				$ 6.00
Exercise price, per common share | $ / shares				$ 6.00
October 2018 Placement Agent Warrants [Member]
Stock issuance costs | $			$ 345,363
Warrants, exercise price | $ / shares			$ 0.9375
Payment of stock issuance costs | $			$ 461,697
Warrants, issued			1,160,314
Number of securities called by warrants or rights			1,160,314
March 2018 Placement Agent Warrants [Member]
Warrants to purchase				441,666
Exercise price, per share | $ / shares				$ 7.50
Common Stock [Member] | Over-Allotment Option [Member]
Share issued, price per share | $ / shares			$ 0.74
Warrant [Member]
Common stock | $					$ 4,184,520
Capital stock | $					1,115,480
Issuance cost | $					831,357
Warrant [Member] | Over-Allotment Option [Member]
Share issued, price per share | $ / shares			0.01
2018 Pre-Funded Units [Member]
Share issued, price per share | $ / shares			$ 0.74
Prefunded units, issued			16,563,335
Additional Paid In Capital [Member]
Stock issuance costs | $			$ 2,393,347
Direct costs | $					174,974
2018 Pre-Funded Warrants [Member]
Warrants, exercise price | $ / shares			$ 0.01
Warrants issued value | $			$ 12,256,868
Capital Units [Member]
Direct costs | $					$ 656,383
2018 Unit Warrants [Member]
Share issued, price per share | $ / shares			$ 0.75
Warrants, exercise price | $ / shares			$ 0.75
Sale of stock			827,970
2018 Firm Warrants [Member]
Warrants, issued			20,000,000
Warrants issued value | $			$ 279,086
2018 Option Warrants [Member]
Warrants to purchase			2,608,695
Additional common stock and Warrants Issued			1,947,261
Exercisable, per share | $ / shares			$ 0.75